Trading Assets - Summary of Analysis of Carrying Value of Trading Securities (Detail) - CAD ($) $ in Millions	Oct. 31, 2020	Oct. 31, 2019
Disclosure of financial assets [line items]
Total trading securities	$ 108,331	$ 112,664
Canadian federal government issued or guaranteed debt [member]
Disclosure of financial assets [line items]
Total trading securities	13,036	11,173
Canadian provincial and municipal debt [member]
Disclosure of financial assets [line items]
Total trading securities	9,320	7,615
United states treasury and other united states agency debt [member]
Disclosure of financial assets [line items]
Total trading securities	5,182	8,604
Other foreign government debt [member]
Disclosure of financial assets [line items]
Total trading securities	12,645	9,282
Common shares [member]
Disclosure of financial assets [line items]
Total trading securities	57,178	65,450
Other trading securities [member]
Disclosure of financial assets [line items]
Total trading securities	10,970	10,540
Canadian dollar [member]
Disclosure of financial assets [line items]
Total trading securities	44,024	39,904
U.S. dollar [member]
Disclosure of financial assets [line items]
Total trading securities	40,258	41,372
Mexico, Pesos [member]
Disclosure of financial assets [line items]
Total trading securities	4,402	2,993
Other currencies [member]
Disclosure of financial assets [line items]
Total trading securities	19,647	28,395
Within 3 months [member]
Disclosure of financial assets [line items]
Total trading securities	5,930	6,574
Within 3 months [member] | Canadian federal government issued or guaranteed debt [member]
Disclosure of financial assets [line items]
Total trading securities	938	1,338
Within 3 months [member] | Canadian provincial and municipal debt [member]
Disclosure of financial assets [line items]
Total trading securities	562	810
Within 3 months [member] | United states treasury and other united states agency debt [member]
Disclosure of financial assets [line items]
Total trading securities	461	455
Within 3 months [member] | Other foreign government debt [member]
Disclosure of financial assets [line items]
Total trading securities	3,708	3,237
Within 3 months [member] | Other trading securities [member]
Disclosure of financial assets [line items]
Total trading securities	261	734
Within 3 months [member] | Canadian dollar [member]
Disclosure of financial assets [line items]
Total trading securities	1,640	1,246
Within 3 months [member] | U.S. dollar [member]
Disclosure of financial assets [line items]
Total trading securities	1,249	606
Within 3 months [member] | Mexico, Pesos [member]
Disclosure of financial assets [line items]
Total trading securities	1,188	378
Within 3 months [member] | Other currencies [member]
Disclosure of financial assets [line items]
Total trading securities	1,853	4,344
Three to 12 months [member]
Disclosure of financial assets [line items]
Total trading securities	7,923	5,921
Three to 12 months [member] | Canadian federal government issued or guaranteed debt [member]
Disclosure of financial assets [line items]
Total trading securities	1,180	1,097
Three to 12 months [member] | Canadian provincial and municipal debt [member]
Disclosure of financial assets [line items]
Total trading securities	818	944
Three to 12 months [member] | United states treasury and other united states agency debt [member]
Disclosure of financial assets [line items]
Total trading securities	93	306
Three to 12 months [member] | Other foreign government debt [member]
Disclosure of financial assets [line items]
Total trading securities	3,864	2,047
Three to 12 months [member] | Other trading securities [member]
Disclosure of financial assets [line items]
Total trading securities	1,968	1,527
Three to 12 months [member] | Canadian dollar [member]
Disclosure of financial assets [line items]
Total trading securities	2,362	2,429
Three to 12 months [member] | U.S. dollar [member]
Disclosure of financial assets [line items]
Total trading securities	1,340	1,085
Three to 12 months [member] | Mexico, Pesos [member]
Disclosure of financial assets [line items]
Total trading securities	1,074	458
Three to 12 months [member] | Other currencies [member]
Disclosure of financial assets [line items]
Total trading securities	3,147	1,949
One to 5 years [member]
Disclosure of financial assets [line items]
Total trading securities	21,308	21,224
One to 5 years [member] | Canadian federal government issued or guaranteed debt [member]
Disclosure of financial assets [line items]
Total trading securities	5,708	4,990
One to 5 years [member] | Canadian provincial and municipal debt [member]
Disclosure of financial assets [line items]
Total trading securities	2,026	1,257
One to 5 years [member] | United states treasury and other united states agency debt [member]
Disclosure of financial assets [line items]
Total trading securities	3,846	6,013
One to 5 years [member] | Other foreign government debt [member]
Disclosure of financial assets [line items]
Total trading securities	3,715	2,655
One to 5 years [member] | Other trading securities [member]
Disclosure of financial assets [line items]
Total trading securities	6,013	6,309
One to 5 years [member] | Canadian dollar [member]
Disclosure of financial assets [line items]
Total trading securities	7,402	8,042
One to 5 years [member] | U.S. dollar [member]
Disclosure of financial assets [line items]
Total trading securities	10,150	8,802
One to 5 years [member] | Mexico, Pesos [member]
Disclosure of financial assets [line items]
Total trading securities	1,727	1,494
One to 5 years [member] | Other currencies [member]
Disclosure of financial assets [line items]
Total trading securities	2,029	2,886
Five to ten years [member]
Disclosure of financial assets [line items]
Total trading securities	6,163	6,159
Five to ten years [member] | Canadian federal government issued or guaranteed debt [member]
Disclosure of financial assets [line items]
Total trading securities	1,915	1,363
Five to ten years [member] | Canadian provincial and municipal debt [member]
Disclosure of financial assets [line items]
Total trading securities	1,107	687
Five to ten years [member] | United states treasury and other united states agency debt [member]
Disclosure of financial assets [line items]
Total trading securities	644	1,627
Five to ten years [member] | Other foreign government debt [member]
Disclosure of financial assets [line items]
Total trading securities	1,039	1,084
Five to ten years [member] | Other trading securities [member]
Disclosure of financial assets [line items]
Total trading securities	1,458	1,398
Five to ten years [member] | Canadian dollar [member]
Disclosure of financial assets [line items]
Total trading securities	3,577	2,595
Five to ten years [member] | U.S. dollar [member]
Disclosure of financial assets [line items]
Total trading securities	1,212	2,462
Five to ten years [member] | Mexico, Pesos [member]
Disclosure of financial assets [line items]
Total trading securities	77	96
Five to ten years [member] | Other currencies [member]
Disclosure of financial assets [line items]
Total trading securities	1,297	1,006
Over ten years [member]
Disclosure of financial assets [line items]
Total trading securities	9,446	7,324
Over ten years [member] | Canadian federal government issued or guaranteed debt [member]
Disclosure of financial assets [line items]
Total trading securities	3,295	2,385
Over ten years [member] | Canadian provincial and municipal debt [member]
Disclosure of financial assets [line items]
Total trading securities	4,807	3,917
Over ten years [member] | United states treasury and other united states agency debt [member]
Disclosure of financial assets [line items]
Total trading securities	138	203
Over ten years [member] | Other foreign government debt [member]
Disclosure of financial assets [line items]
Total trading securities	319	259
Over ten years [member] | Other trading securities [member]
Disclosure of financial assets [line items]
Total trading securities	887	560
Over ten years [member] | Canadian dollar [member]
Disclosure of financial assets [line items]
Total trading securities	8,406	6,602
Over ten years [member] | U.S. dollar [member]
Disclosure of financial assets [line items]
Total trading securities	707	465
Over ten years [member] | Mexico, Pesos [member]
Disclosure of financial assets [line items]
Total trading securities	54	60
Over ten years [member] | Other currencies [member]
Disclosure of financial assets [line items]
Total trading securities	279	197
No specific maturity [member]
Disclosure of financial assets [line items]
Total trading securities	57,561	65,462
No specific maturity [member] | Common shares [member]
Disclosure of financial assets [line items]
Total trading securities	57,178	65,450
No specific maturity [member] | Other trading securities [member]
Disclosure of financial assets [line items]
Total trading securities	383	12
No specific maturity [member] | Canadian dollar [member]
Disclosure of financial assets [line items]
Total trading securities	20,637	18,990
No specific maturity [member] | U.S. dollar [member]
Disclosure of financial assets [line items]
Total trading securities	25,600	27,952
No specific maturity [member] | Mexico, Pesos [member]
Disclosure of financial assets [line items]
Total trading securities	282	507
No specific maturity [member] | Other currencies [member]
Disclosure of financial assets [line items]
Total trading securities	$ 11,042	$ 18,013